Capital structure and financial items - Borrowings - Reconciliation of liabilities arising from financing activities (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	kr 102,787	kr 27,006
Borrowings, cash flows	(79,188)	(6,335)
Proceeds	103,931	79,391
Additions	3,935	2,584
Disposals	(23)	(3)
Exchange rates	(580)	110
Other	96	34
Liabilities arising from financing activities at end of period	130,958	102,787
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	6,766	5,726
Re-payments	(1,503)	(1,417)
Proceeds	0	0
Additions	3,935	2,383
Disposals	(23)	(3)
Exchange rates	(628)	71
Other	25	6
Liabilities arising from financing activities at end of period	8,572	6,766
Eurobonds
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	50,528	20,824
Re-payments	(3,734)	(4,849)
Proceeds	74,091	34,513
Additions	0	0
Disposals	0	0
Exchange rates	118	12
Other	71	28
Liabilities arising from financing activities at end of period	121,074	50,528
Loans
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	39,701	0
Re-payments	(45,898)	0
Proceeds	6,599	39,494
Additions	0	201
Disposals	0	0
Exchange rates	(18)	6
Other	0	0
Liabilities arising from financing activities at end of period	384	39,701
Commercial papers
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	5,343	0
Re-payments	(27,865)	0
Proceeds	23,261	5,344
Additions	0	0
Disposals	0	0
Exchange rates	6	(1)
Other	0	0
Liabilities arising from financing activities at end of period	745	5,343
Bank overdrafts
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities at beginning of period	449	456
Re-payments	(188)	(69)
Proceeds	(20)	40
Additions	0	0
Disposals	0	0
Exchange rates	(58)	22
Other	0	0
Liabilities arising from financing activities at end of period	kr 183	kr 449